Document And Entity Information	Oct. 14, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2024
Entity Registrant Name	CareMax, Inc.
Entity Central Index Key	0001813914
Entity Emerging Growth Company	true
Entity File Number	001-39391
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-0992224
Entity Address, Address Line One	1000 NW 57th Court
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	786
Local Phone Number	360-4768
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CMAX
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for 1/30th of one share of Class A common stock
Trading Symbol	CMAXW
Security Exchange Name	NASDAQ